       As filed with the Securities and Exchange Commission on May 4, 2009

  1933 Act Registration No. 333-135371 and 1940 Act Registration No. 811-21913

                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. ___                                              [ ]
Post-Effective Amendment No. 23                                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 25                                                             [X]

                             BHR Institutional Funds
               (Exact name of registrant as specified in Charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
          (Address of Principal Executive Offices, including Zip Code)

                                  Holly Butson
                               DundeeWealth US, LP
                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, PA 19312
                     (Name and Address of Agent for Service)

                                    Copy To:
                             Michael P. Malloy, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on  pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[X]  on July 20, 2009 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                   ----------

                               [__________], 2009

                       JO HAMBRO INTERNATIONAL SELECT FUND
                       A SERIES OF BHR INSTITUTIONAL FUNDS

                                 CLASS I SHARES
                                 CLASS II SHARES

                               INVESTMENT ADVISER:
                               DUNDEEWEALTH US, LP
                        (FORMERLY BHR FUND ADVISORS, LP)

     THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIE AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The JO Hambro International Select Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies and are offered in separate prospectuses. This prospectus gives you important information about Class I Shares and Class II Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                         PAGE
                                                                      ----------
INFORMATION ABOUT THE FUND.........................................   X
JO HAMBRO INTERNATIONAL SELECT FUND................................   XX
MORE INFORMATION ABOUT RISK........................................   XX
MORE INFORMATION ABOUT FUND INVESTMENTS............................   XX
INFORMATION ABOUT PORTFOLIO HOLDINGS...............................   XX
INVESTMENT ADVISER.................................................   XX
INVESTMENT SUB-ADVISER.............................................   XX
INVESTMENT TEAM....................................................   XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................   XX
OTHER POLICIES.....................................................   XX
DIVIDENDS AND DISTRIBUTIONS........................................   XX
TAXES..............................................................   XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE BHR INSTITUTIONAL FUNDS...   Back Cover

INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. JO Hambro Capital Management Ltd., the investment sub-adviser (the "Sub-Adviser" or "JO Hambro") invests the Fund's assets in a way that it believes will help the Fund achieve its objective.

However, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund offers Class I and Class II Shares.

JO HAMBRO INTERNATIONAL SELECT FUND

FUND SUMMARY

FUND NUMBER                     xxx Class I Shares
                                xxx Class II Shares

CUSIP NUMBER                    xxxxxxxxx Class I Shares
                                xxxxxxxxx Class II Shares

INVESTMENT GOAL                 Seeks long-term capital appreciation

INVESTMENT FOCUS                Equity securities of foreign companies across
                                all capitalizations

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio consisting primarily of
                                equity securities of foreign companies having a
                                core focus with a growth bias

INVESTOR PROFILE                Investors seeking long-term growth of capital
                                who can withstand the share price volatility of
                                equity investing with a focus on global stocks

PRINCIPAL INVESTMENT STRATEGY

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside the United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest in foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund's portfolio managers seek to identify and make investments in foreign companies based on a multi-dimensional investment process. They consider a number of factors including growth, valuation, size, momentum, and beta. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, "GARP") over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprise, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time. As part of this evaluation, the Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issues located in the U.S. In addition, investments in foreign securities are generally denominated in foreign currency and the Fund may invest directly in securities denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce its returns. Although the Sub-Adviser generally does not intend to hedge foreign currency exposure in the Fund's portfolio, it may from time to time do so.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the U.S.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information. The Fund intends to compare its performance to the Morgan Stanley Capital International EAFE Index (Europe, Australasia, and the Far East). The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

                                        CLASS I SHARES   CLASS II SHARES
                                        --------------   ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
   FROM YOUR INVESTMENT)
Redemption Fee                              2.00%(1)         2.00%(1)
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES DEDUCTED FROM FUND
   ASSETS)
Management Fees                            _____%           _____%
Other Expenses(2)                          _____%           _____%
   Shareholder Servicing Fee(3)             0.00%            0.25%
Total Annual Operating Expenses            _____%           _____%
Fee Waivers and Reimbursements(4)         (_____)%         (_____)%
Net Total Annual Operating Expenses        _____%           _____%

(1) The Fund charges a 2% redemption fee for any redemption or exchange within 90 days of purchase of such shares. For more information about the redemption fee see "Redemption Fee" below.

(2)  "Other Expenses" are estimated for the current fiscal year.

(3) The Shareholder Service Fee is included as part of the Fund's "Other Expenses."

(4) DundeeWealth US, LP (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed _____% for Class I Shares and _____% for Class II Shares until July _____ 2012. If, during this period, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent that such a recapture does not cause the fees and expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation.

For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR   3 YEARS
                  ------   -------

CLASS I SHARES    $_____    $_____
CLASS II SHARES   $_____    $_____

PORTFOLIO COMPOSITION

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

PORTFOLIO TURNOVER - The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser's control. These transactions will increase the Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (the "SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A complete schedule of the Fund's portfolio holdings, current as of month-end, will be available on the Fund's website at www.dundeewealthus.com no earlier than 10 days after the end of each calendar month. This information will remain available on the website until the Fund files with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

INVESTMENT ADVISER

DundeeWealth US, LP (the "Adviser" or "DundeeWealth") serves as the investment adviser to the Fund. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. As of December 31, 2008, DundeeWealth had approximately $24.8 million in assets under management. Subject to the Board of Trustees' supervision, DundeeWealth continuously reviews, supervises and administers the Fund's investment programs. DundeeWealth also ensures compliance with the Fund's investment policies and guidelines. For its services, the Adviser is entitled to a fee of ______% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of each Fund.

For a period of three years from the date of this prospectus, the Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Class I Shares and Class II Shares of the Fund from exceeding _____% and _____% (on an annualized basis) of their average daily net assets, respectively.

If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective percentage to recapture any of its prior waivers or reimbursements.

As investment adviser to the Fund, DundeeWealth has responsibility over any Sub-Adviser.

INVESTMENT SUB-ADVISER

JO Hambro Capital Management Ltd. ("JO Hambro" or the "Sub-Adviser") serves as Sub-Adviser to the Fund. As Sub-Adviser, JO Hambro makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2008, JO Hambro had approximately $____ million in assets under management and advisement. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement will be available in the Fund's annual report to shareholders for the fiscal year ending September 30, 2009.

INVESTMENT TEAM

The Fund is managed by two investment professionals supported by a number of analysts. The members of the Fund's management team responsible for the day-to-day management of the Fund are listed below.

CHRISTOPHER J.D. LEES, CFA

SENIOR FUND MANAGER

Christopher Lees joined JO Hambro Capital Management in September 2008. Christopher is the Senior Fund Manager for the Global and EAFE strategies. Before deciding to join JO Hambro Capital Management, Christopher spent more than 18 years at Baring Asset Management, most recently as Head of the firm's Global Sector Teams. In addition to this role, Chris was Baring's Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Prior to 2002, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm's Global Asset Allocation team. Chris is a CFA charterholder and holds a BSc with Honours in Geography from London University and has lived and worked in the USA, Europe and Asia.

NUDGEN RICHYAL, CFA

FUND MANAGER

Nudgem Richyal joined JO Hambro Capital Management in June 2008. Nudgem is a Fund Manager for Global and International/EAFE strategies. Prior to joining JO Hambro Capital Management, Nudgem spent more than 7 years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Barings, he worked at Hill Samuel Asset Management London for one year. Nudgem is a CFA charterholder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester. Nudgem was voted FN100 Rising Star 2007 by efinancial news.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Institutional Fund shares.

Class I Shares of the Fund are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Fund are for investments made through financial institutions or intermediaries.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept third-party checks or credit card purchases.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

Regular Mail Address:

BHR Institutional Funds
C/O PNC Global Investment Servicing (U.S.), Inc.
P.O. Box 9679
Providence, RI 02940-9679

Express Mail Address:

BHR Institutional Funds
C/O PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER).

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: JO Hambro International Select Fund
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund's representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays
- the Fund reserves the right to calculate NAV as of the earlier closing time.

HOW THE FUND CALCULATES NAV

The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Fair value prices for foreign equity securities may be provided by an independent fair value service in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet the established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange.

MINIMUM PURCHASES

To purchase Class I Shares of the Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

Regular Mail Address:

BHR Institutional Funds
C/O PNC Global Investment Servicing (U.S.), Inc.
P.O. Box 9679
Providence, RI 02940-9679

Express Mail Address:

BHR Institutional Funds
C/O PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $25,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for the same share class of another BHR Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

The Fund charges a redemption fee for any exchange within 90 days of purchase of such shares. See "Redemption Fee" for more information.

You may exchange Class I Shares of a Fund for Class I Shares of any other BHR Institutional Fund. You may exchange Class II Shares of a Fund for Class II Shares of any other BHR Institutional Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

     - Shareholders are restricted from making more than 5 "round trips" into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

     - The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund's long-term shareholders. Purchases and redemptions made through the Fund's Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

REDEMPTION FEE

The Board of Trustees has approved a short-term redemption fee of 2% for any redemption or exchange within 90 days of purchase of shares of the Fund.

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, required minimum distributions from any retirement account, systematic investment/withdrawal plan transactions, and periodic rebalancing pursuant to a bona fide asset allocation strategy. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. Although, as discussed above, the Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated are not generally known by the Fund. If a financial intermediary fails to enforce the Fund's market timing policies or redemption fee, the Fund may take certain actions, including terminating the relationship.

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill their legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be "frozen" with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide shareholder services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION OF FUND SHARES

PFPC Distributors, Inc. (the "Underwriter") serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter.

The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Fund's SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2010.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Fund may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities. The Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

SALES AND EXCHANGES

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another BHR Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund. If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to "backup withholding" by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are "exempt recipients" or are otherwise not subject to backup withholding. The current backup withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

This summary is not intended as a substitute for careful tax planning. Additional tax information is provided in the Fund's SAI.

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER          LEGAL COUNSEL

DundeeWealth US, LP         Drinker Biddle & Reath LLP
1160 West Swedesford Road   One Logan Square
Suite 140                   18th and Cherry Street
Berwyn, PA 19312            Philadelphia, PA 19103

UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
Valley Forge, PA 19406

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

BY TELEPHONE: 1-888-572-0968

BY MAIL:      BHR Institutional Funds
              C/O PNC Global Investment Servicing (U.S.), Inc.
              P.O. Box 9679
              Providence, RI 02940-9679

BY INTERNET: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund's website at http://www.dundeewealthus.com

FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-5850). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2009

                       JO HAMBRO INTERNATIONAL SELECT FUND

                       A SERIES OF BHR INSTITUTIONAL FUNDS

                               INVESTMENT ADVISER:
                       DUNDEEWEALTH US, LP (THE "ADVISER")
                        (FORMERLY BHR FUND ADVISORS, LP)

                                  SUB-ADVISER:
            JO HAMBRO CAPITAL MANAGEMENT LIMITED (THE "SUB-ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the BHR Institutional Funds (the "Trust"), the JO Hambro International Select Fund (the "Fund"). This SAI should be read in conjunction with the prospectus dated ______________, 2009 for the Fund. The prospectus may be obtained by calling 1-888-572-0968 or on the Trust's website at www.dundeewealthus.com.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

THE TRUST................................................................    S-2
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES..........    S-2
DESCRIPTION OF PERMITTED INVESTMENTS.....................................    S-3
INVESTMENT LIMITATIONS...................................................    S-1
ADVISER..................................................................   S-14
SUB-ADVISER..............................................................   S-14
SHAREHOLDER SERVICING....................................................   S-10
ADMINISTRATOR............................................................   S-17
PRINCIPAL UNDERWRITER....................................................   S-17
TRANSFER AGENT...........................................................   S-18
CUSTODIAN................................................................   S-18
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................   S-18
LEGAL COUNSEL............................................................   S-18
TRUSTEES AND OFFICERS OF THE TRUST.......................................   S-19
PRINCIPAL SHAREHOLDERS...................................................   S-25
PURCHASING AND REDEEMING SHARES..........................................   S-25
DETERMINATION OF NET ASSET VALUE.........................................   S-25
TAXES....................................................................   S-26
FUND TRANSACTIONS........................................................   S-28
PORTFOLIO HOLDINGS.......................................................   S-29
DESCRIPTION OF SHARES....................................................   S-30
SHAREHOLDER LIABILITY....................................................   S-30
DIVIDEND RIGHTS..........................................................   S-30
LIMITATION OF TRUSTEES' LIABILITY........................................   S-30
PROXY VOTING.............................................................   S-31
CODE OF ETHICS...........................................................   S-31
APPENDIX A - RATINGS.....................................................    A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES........................    B-1

THE TRUST

GENERAL. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006, as the same may be amended from time to time. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares within each fund. The Trust reserves the right to create and issue shares of additional funds. Each fund, including the JO Hambro International Select Fund (the "Fund"), is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class. Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets. This SAI relates only to the Fund and not to any other funds of the Trust.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

JO HAMBRO INTERNATIONAL SELECT FUND. The Fund seeks long-term growth of capital. This goal is not fundamental and may be changed by the Fund upon 60 days' prior notice to shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of foreign companies using a core investment management style with a modest growth tilt as described in the prospectus. The Fund may invest in companies of all capitalization ranges. Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names ("Rule 35d-1"), the Fund has adopted a "non-fundamental" policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in securities located outside the United States. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under Securities and Exchange Commission (the "SEC") regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and permitted by the Fund's stated investment policies. Unless otherwise noted, the following investments are non-principal investments of the Fund.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. As part of their principal investment strategies, the Fund invests in equity securities, primarily in the form of common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own


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     preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. The Fund may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES. As part of its principal investment strategy, the Fund invests in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United


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States' companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States' companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

MONEY MARKET SECURITIES. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund's objectives. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

     - U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     - RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the


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          issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities.

     - U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     - U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac's assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Additionally, Fannie Mae and Freddie Mac are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae and Freddie Mac's common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to Fannie Mae, Freddie Mac and Federal Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in


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obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     - BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     - CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     - TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.


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FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts' full notional value (in the case of contracts that are not required to "cash settle") or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.


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There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

FORWARD CONTRACTS. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise recommend, to the possible detriment of the Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Fund.

OPTIONS. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations." A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

The Fund may write covered call options on securities as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to fair value procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

BORROWING. The Fund may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

INITIAL PUBLIC OFFERINGS ("IPOS"). The Sub-Adviser generally attempts to allocate IPOs on a pro rata basis. However, due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund's total assets.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may
(i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts;
(iii) make short sales "against the box"; and (iv) make short sales in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

ADVISER

GENERAL. DundeeWealth US, LP is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for investment companies. The Adviser is controlled by 2178991 Ontario Inc., a wholly-owned subsidiary of DundeeWealth Inc. ("DundeeWealth"). DundeeWealth is a Canadian owned, Toronto Stock Exchange ("TSX") listed, wealth management company that creates and provides investment solutions as well as capital markets and advisory services for financial advisors, institutions, corporations and foundations.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the Investment Adviser for the Fund and continuously reviews, supervises and administers the respective investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was reapproved for another one year renewal term at the November 11, 2008 Board of Trustees meeting. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days' written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of _____% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Class I Shares and Class II Shares of the Fund from exceeding _____% and _____%, respectively, for a period of three years from _____, 2009. If at any point while the expense limitations are in place, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed _____% and _____% for the Class I and Class II Shares of the Fund.

SUB-ADVISER

JO Hambro Capital Management Limited serves as Sub-Adviser to the Fund. The Sub-Adviser is a wholly owned subsidiary of JO Hambro Capital Management Group Limited, a United Kingdom based asset management firm, which is 93% employee owned. The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its respective services, the Sub-Adviser receives a fee from the Adviser, which is calculated daily based on average daily net assets of the Fund and paid monthly as set forth below:

Fund                                  Sub-Advisory Fee
-----                                 -----------------
JO Hambro International Select Fund   _____% of assets on the first $150 million
                                      _____% on the balance


PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     The following information is as of ___________, 2009, assets under management reported in US dollars.

     JO HAMBRO INTERNATIONAL SELECT FUND

                                                                        NUMBER OF ACCOUNTS      TOTAL ASSETS
                                             NUMBER OF                      MANAGED WITH        MANAGED WITH
                                              ACCOUNTS   TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
                       TYPE OF ACCOUNTS       MANAGED       MANAGED        ADVISORY FEES       ADVISORY FEES
                   -----------------------   ---------   ------------   ------------------   -----------------
CHRISTOPHER J.D.   Registered Investment
LEES               Companies

                   Other Pooled Investment
                   Vehicles

                   Other Accounts

NUDGEM RICHYAL     Registered Investment
                   Companies

                   Other Pooled Investment
                   Vehicles

                   Other Accounts

The portfolio managers did not beneficially own any securities of the Fund as of _______________, 2009.

The Sub-Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers' compensation consists of a combination of some or all of the following: a salary, a share of performance fees earned by the firm from the non US mutual fund portfolios they manage, and equity interest in the firm based upon volume of assets under management raised.

CONFLICTS OF INTEREST. As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager's management of accounts including the Fund relating to: where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances. In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. The Sub-Adviser's Form ADV, Part II also contains a description of some of its policies and procedures in this regard.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. As of the date of this SAI, the Fund has not offered Class II Shares and, therefore, no fees were paid under the Shareholder Services Plan.

ADMINISTRATOR

GENERAL. PNC Global Investment Servicing, (U.S.), Inc. (the "Administrator"), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a Shareholder Servicing Agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to the Fund, which is detailed below in the following schedule: 0.0725% of the Fund's first $250 million of average net assets; 0.0525% of the Fund's next $250 million of average net assets; and 0.03% of the Fund's average net assets in excess of $500 million. The foregoing fee is subject to a minimum monthly fee of $7,083 for the Fund. The Trust also pays additional fees to the Administrator for compliance and related functions. For the fiscal year ended September 30, 2008, the Administrator received fees in the amount of $39,194 for services to other funds of the Trust.

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. (the "Underwriter"), and the Trust are parties to a Distribution Agreement dated October 31, 2006 ("Distribution Agreement"). The principal business address of the Underwriter is 760 Moore Road, Valley Forge, Pennsylvania 19406. Pursuant to the Distribution Agreement, the Underwriter provides for the sale and distribution of the Fund's shares. For its services, the Underwriter does not receive any compensation from the Fund.

After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was reapproved at the September 16, 2008 Board of Trustees Meeting for the period from October 31, 2008 through October 31, 2009. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940

Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Underwriter shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Subject to applicable laws and regulations, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries ("Intermediaries") in connection with the sale, distribution and/or servicing of shares of the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's prospectus and this SAI for distribution and shareholder servicing and processing. These additional payments may take the form of "due diligence" payments for an institution's examination of the Fund and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations. The Additional Payments may include amounts that are sometimes referred to as "revenue sharing" payments. The Fund may reimburse the Adviser for Additional Payments.

TRANSFER AGENT

PNC Global Investment Servicing (U.S), Inc. serves as the Fund's transfer agent. The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. The principal business address of the Custodian is 8800 Tinicum Boulevard, Philadelphia, PA 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

_______________________________________, serves as independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is c/o DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

TRUSTEES:

                                           TERM OF                                     NUMBER OF
                                         OFFICE AND             PRINCIPAL            FUNDS IN FUND          OTHER
                         POSITION(S)      LENGTH OF           OCCUPATION(S)              COMPLEX        DIRECTORSHIPS
                         HELD WITH          TIME              DURING PAST 5           OVERSEEN BY          HELD BY
NAME AND YEAR OF BIRTH    THE FUND         SERVED                YEARS                 TRUSTEE             TRUSTEE
----------------------   ------------   ------------   ---------------------------   -------------   -------------------
INTERESTED TRUSTEE:*     Chairman and   Since June     DundeeWealth US, LP,                17        None
Amy Duling               Trustee        2006           Managing Partner
Year of Birth: 1967
                                                       Constellation Investment
                                                       Management Company,
                                                       Executive VP of Marketing &
                                                       Product Mgt. (2004-2006)

                                                       Turner Investment Partners,
                                                       National Account Director
                                                       (1999-2004)

INDEPENDENT TRUSTEES

Gary Shugrue             Trustee        Since          Ascendant Capital Partners,         17        Quaker Investment
Year of Birth: 1954                     October 2006   President and Chief                           Trust (registered
                                                       Investment Officer                            investment company)

Dr. James Patton         Trustee        Since          Comprehensive Oncology              17        Advaxis, Inc.
Year of Birth: 1957                     October 2006   Care, LLC, President
                                                       Millennium Oncology
                                                       Management, Inc., Vice
                                                       President
                                                       Liberty View Equity
                                                       Partners, SBIC, LP,
                                                       Principal

Malcolm MacColl          Trustee        Since June     Cowen Asset Management,             17        None
Year of Birth: 1951                     2008           LLC, Chairman and Chief
                                                       Executive

* Ms. Duling is an "interested person" under the 1940 Act because she is employed as a Managing Partner of DundeeWealth US, LP.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

- AUDIT COMMITTEE. The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Mr. Shugrue, Dr. Patton, and Mr. MacColl currently serve as members of the Audit Committee. The Audit Committee met two times during the fiscal year ended September 30, 2008.

- FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of Gary Shugrue, James Patton, Malcolm MacColl and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee met eleven times during the fiscal year ended September 30, 2008.

- NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Nominating Committee. The Nominating Committee met two times during the fiscal year ended September 30 2008.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement, for the upcoming year. The Advisory Agreement was reapproved at the November 11, 2008 Board of Trustees Meeting for an additional one year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board's approval of each of the Fund's Advisory and Sub-Advisory Agreements may be reviewed in the Fund's annual report to shareholders dated September 30, 2008, which may be obtained by calling 1-888-572-0968 or visiting the Fund's website at www.dundeewealthus.com.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows each Trustee's ownership of shares of the Fund and of all Trust funds served by the Trustee as of December 31, 2008:

                                                                                   AGGREGATE DOLLAR RANGE OF
                                                           DOLLAR RANGE OF FUND      TRUST SHARES OWNED BY
                 FUND                      TRUSTEE       SHARES OWNED BY TRUSTEE             TRUSTEE
-----------------------------------   ----------------   -----------------------   -------------------------
JO Hambro International Select Fund   Amy Duling                    None               $50,001 - $100,000
                                      Dr. James Patton              None               $50,001 - $100,000
                                      Gary Shugrue                  None                      None
                                      Malcolm MacColl               None                      None

BOARD COMPENSATION. The Independent Trustees receive an annual retainer of $10,000 per year, $1,500 per meeting and special meeting they attend, $1,000 per audit committee meeting and $250 per fair valuation committee meeting. For the fiscal year ended September 30, 2008, the Independent Trustees received the following fees:

                                              PENSION OR RETIREMENT                               TOTAL COMPENSATION FROM
                   AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART        ESTIMATED ANNUAL       FUND AND FUND COMPLEX
     TRUSTEE             FROM FUND             OF FUNDS EXPENSES       BENEFITS UPON RETIREMENT       PAID TO TRUSTEE
----------------   ----------------------   ------------------------   ------------------------   -----------------------
Dr. James Patton           $2,343                     None                       None                      $27,616
Gary Shugrue               $2,370                     None                       None                      $28,116
Malcolm MacColl*           $  216                     None                       None                      $ 4,000

*    Mr. MacColl became a Trustee in June 2008.

TRUST OFFICERS. The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is c/o DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312. None of the officers receive compensation from the Trust for their services.

OFFICERS:

                                         TERM OF
                                        OFFICE AND                       PRINCIPAL
                          POSITION      LENGTH OF                      OCCUPATION(S)
                          HELD WITH       TIME                         DURING PAST 5
NAME AND YEAR OF BIRTH    THE FUNDS      SERVED                            YEARS
----------------------   ----------   -------------   ----------------------------------------------
Peter Moran              President    Since October   DundeeWealth US, LP; Managing Partner
Year of Birth: 1961                   2006

                                                      Constellation Investment Management Company;
                                                      President (2005-2006).

                                                      Turner Investment Partners; Director of
                                                      Intermediary & Mutual Fund Distribution
                                                      (1997-2005).

Amy Duling               Secretary    Since July      DundeeWealth US, LP; Managing Partner
Year of Birth: 1967                   2008
                                                      Constellation Investment Management Company;
                                                      Executive VP of Marketing & Product Mgt.
                                                      (2004-2006).

                                                      Turner Investment Partners; National Account
                                                      Director (1999-2004).

John Leven               Treasurer    Since October   DundeeWealth US, LP; Director of Finance and
Year of Birth: 1957                   2006            Administration

                                                      Constellation Investment Management Company;
                                                      Chief Financial Officer (2004-2006).

                                                      SEI Investments; Account Director (2001-2004),
                                                      Director of Fund Accounting (1999-2001).

Holly Butson             Chief        Since           DundeeWealth US, LP; Chief Compliance Officer
Year of Birth: 1958      Compliance   September       since 2008
                         Officer      2008
                                                      StoneRidge Investment Partners, LLC; Chief
                                                      Operating and Compliance Officer (2004-2008).

                                                      PFPC, Division of PNC Financial Services;
                                                      Associate Director Securities Lending
                                                      (2000-2004).

As of _________________, 2009, the officers and Trustees did not own shares of the Fund.

PRINCIPAL SHAREHOLDERS

As of the date of this SAI, no shares of the Fund had been offered to the public. Therefore, there were no principal shareholders to disclose.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practical, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund may participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after acceptance by an authorized broker or other organization or either's authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

FOREIGN SECURITIES. Equity securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.

Fair value prices for foreign equity securities may be provided by an independent fair value service in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet the established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION. The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund's business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year after the loss.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

INVESTMENTS IN FOREIGN SECURITIES. The Fund, expects to invest in foreign securities, and to be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. The Fund generally will be entitled to deduct any such foreign taxes in computing its investment company taxable income for U.S. federal income tax purposes.

STATE AND LOCAL TAXES. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Sub-Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Sub-Adviser under the Sub-Advisory Agreement. Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

These reports are also available, free of charge, on the Fund's website at www.dundeewealthus.com.

The website provides information about the Fund's complete portfolio holdings, updated as of the most recent calendar month. This information is provided with a lag of at least 10 days. The information on the Fund's website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Fund: PFPC Trust Company, the Fund's Custodian; PNC Global Investment Servicing (U.S.), Inc., the Fund's Administrator and Transfer Agent; ___________________, the Fund's independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Fund; Bowne, the Fund's financial printer; ISS, the Fund's proxy voting service provider; and Interactive Data Corporation, Investment Technology Group and Bloomberg, the Fund's pricing agents.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DIVIDEND RIGHTS

The Trustees may from time to time declare and pay dividends or other distributions with respect to any Series or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees. All dividends and other distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Declaration of Trust does not attempt to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ending June 30, 2010 will be filed with the SEC on Form N-PX in August 2010, and will be available without charge, upon request, by calling 1-888-572-0968 or by writing to the Fund at BHR Institutional Funds, c/o PNC Global Investment Servicing (U.S.), Inc., P.O. Box 9679, Providence, RI 02940-9679. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics ("the Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Adviser's Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                               APPENDIX A -RATINGS

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

     "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

     Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

     "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

     "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

     "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

     "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

     "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

     "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

     "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. The "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument's terms.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

     "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

     "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

     "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

     "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

     "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

     "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

     "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve "AAA" ratings.

     "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

     "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

     ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     - Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols are as follows:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

     "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

     VMIG rating expirations are a function of each issue's specific structural or credit features.

     "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                             BHR INSTITUTIONAL FUNDS

                                     PART C

Item 23. EXHIBITS.

(a)(1) Certificate of Trust of BHR Institutional Funds (the "Trust") is incorporated by reference to Exhibit (a)(1) of the Registrant's Registration Statement as filed on June 27, 2006 (Accession No. 0001135428-06-000238) ("Registration Statement").

(a)(2) Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(2) of the Registrant's Registration Statement.

(b) By-laws are incorporated by reference to Exhibit (b) of the Registrant's Registration Statement.

(c) Articles II, VI, VII and VIII of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(2) hereof.

d)(1) Interim Investment Management Agreement between the Trust and BHR Fund Advisors, LP ("BHR") is incorporated by reference to Exhibit
             (d)(1) of the Registrant's Post-Effective Amendment No. 20 as filed with the SEC on January 27, 2009 (Accession No.
             0000935069-09-000143) ("Post-Effective Amendment No. 20").

(d)(2) Form of Escrow Agreement between the Trust, BHR and PFPC Trust Company is incorporated by reference to Exhibit (d)(1) of the Registrant's Post-Effective Amendment No. 18 as filed with the SEC on November 26, 2008 (Accession No. 0001135428-08-000042)
             ("Post-Effective Amendment No. 18").

(d)(3) Investment Management Agreement between the Trust and BHR Fund Advisors, LP ("BHR") is incorporated by reference to Exhibit (d)(3) of the Registrant's Post-Effective Amendment No. 18.

(d)(3)(i) Amended Schedule A to Investment Management Agreement between the Trust and BHR is incorporated by reference to Exhibit (d)(3)(i) of the Registrant's Post-Effective Amendment No. 22 as filed with the SEC on March 12, 2009 (Accession No. 0000893220-09-000532)
             ("Post-Effective Amendment No. 22").

(d)(3)(ii) Amended Schedule B to Investment Management Agreement between the Trust and BHR is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(d)(4) Expense Limitation Agreement is incorporated by reference to Exhibit (d)(4) of the Registrant's Post-Effective Amendment No. 15 as filed with the SEC on January 28, 2008 (Accession No. 0001135428-08-000042) ("Post-Effective Amendment No. 15").

(d)(5) Amended Exhibit A to Expense Limitation Agreement is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(d)(6) Interim Investment Subadvisory Agreement between BHR and ClariVest Asset Management LLC ("ClariVest") with respect to the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) is incorporated by reference to Exhibit (d)(6) of the Registrant's Post-Effective Amendment No. 20.

(d)(7) Investment Subadvisory Agreement between BHR and ClariVest Asset Management LLC ("ClariVest") with respect to the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) is incorporated by reference to Exhibit (d)(7) of the Registrant's Post-Effective Amendment No. 20.

(d)(8) Interim Investment Subadvisory Agreement between BHR and Smith Asset Management Group, L.P. ("Smith") is incorporated by reference to Exhibit (d)(8) of the Registrant's Post-Effective Amendment No. 20.

(d)(9) Investment Subadvisory Agreement between BHR and Smith Asset Management Group, L.P. ("Smith") is incorporated by reference to Exhibit (d)(9) of the Registrant's Post-Effective Amendment No. 20.

(d)(10) Interim Investment Subadvisory Agreement between BHR and Mount Lucas Management Corp. ("Mount Lucas") is incorporated by reference to Exhibit (d)(10) of the Registrant's Post-Effective Amendment No. 20.

(d)(11) Investment Subadvisory Agreement between BHR and Mount Lucas Management Corp. ("Mount Lucas") is incorporated by reference to Exhibit (d)(11) of the Registrant's Post-Effective Amendment No. 20.

(d)(12) Investment Subadvisory Agreement between BHR and Goodman & Company NY Ltd. ("Goodman") is incorporated by reference to Exhibit
             (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(d)(13) Investment Subadvisory Agreement between BHR and JO Hambro Capital Management Ltd. ("JO Hambro") to be filed by amendment.

(e) Underwriting Agreement is incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 15.

(f)          None.

(g) Custodian Services Agreement is incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 15.

(h)(1) Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(1) of the Registrant's Post-Effective Amendment No. 15.

(h)(2) Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(2) of the Registrant's Post-Effective Amendment No. 15.

(h)(3) Shareholder servicing plan and form of agreement is incorporated by reference to Exhibit (h)(3) of the Registrant's Post-Effective Amendment No. 6 as filed on May 30, 2007 (Accession No. 0001135428-07-000185) ("Post-Effective Amendment No. 6").

(i)(1) Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) dated February 23, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 2 as filed on February 26, 2007 (Accession No. 0001135428-07-000054) ("Post-Effective
             Amendment No. 2").

(i)(2) Opinion and consent of Drinker Biddle & Reath LLP regarding the Smith Group Large Cap Core Growth Fund dated May 30, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 6.

(i)(3) Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) dated June 29, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 8 as filed on June 29, 2007 (Accession No. 0001135428-07-000234) ("Post-Effective
             Amendment No. 8").

(i)(4) Opinion and consent of Drinker Biddle & Reath LLP regarding the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (i)(5) of the Registrant's Post-Effective Amendment No. 14 as filed with the SEC on September 24, 2007 (Accession No. 0001135428-07-000447) ("Post-Effective Amendment No. 14").

 (i)(5) Opinion and consent of Drinker Biddle & Reath LLP regarding the Dynamic Energy Fund, Dynamic Energy Income Trust Fund, Dynamic Global Growth Fund, Dynamic Growth Navigator Fund, Dynamic Infrastructure Fund, Dynamic Natural Resources Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic North American Value Fund, Dynamic U.S. Growth Fund and Dynamic U.S. Value Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(i)(6) Opinion and consent of Drinker Biddle & Reath LLP regarding the JO Hambro International Select Fund to be filed by amendment.

(j)(1)       Consent of Drinker Biddle & Reath LLP is filed herewith.

(j)(2)       None.

(k)          None.

(l)(1) Share Purchase Agreement for the ClariVest International Equity Fund is incorporated by reference to Exhibit (l)(1) of the Registrant's Post-Effective Amendment No. 15.

(l)(2) Share Purchase Agreement for the ClariVest SMid Cap Core Growth Fund is incorporated by reference to Exhibit (l)(2) of the Registrant's Post-Effective Amendment No. 15.

(l)(3) Share Purchase Agreement for the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (l)(3) of the Registrant's Post-Effective Amendment No. 15.

(l)(4) Share Purchase Agreement for the Smith Group Large Cap Core Growth Fund is incorporated by reference to Exhibit (l)(4) of the Registrant's Post-Effective Amendment No. 15.

(l)(5) Share Purchase Agreement for the Dynamic Energy Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(6) Share Purchase Agreement for the Dynamic Energy Income Trust Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(7) Share Purchase Agreement for the Dynamic Global Growth Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(8) Share Purchase Agreement for the Dynamic Growth Navigator Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(9) Share Purchase Agreement for the Dynamic Infrastructure Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(10) Share Purchase Agreement for the Dynamic Natural Resources Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(11) Share Purchase Agreement for the Dynamic Contrarian Advantage Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(12) Share Purchase Agreement for the Dynamic Discovery Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(13) Share Purchase Agreement for the Dynamic Gold & Precious Metals Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(14) Share Purchase Agreement for the Dynamic North American Value Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(15) Share Purchase Agreement for the Dynamic U.S. Growth Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(16) Share Purchase Agreement for the Dynamic U.S. Value Fund is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(l)(17) Share Purchase Agreement for the JO Hambro International Select Fund to be filed by amendment.

(m)          None.

(n) 18f-3 Plan is incorporated by reference to Exhibit (n) of the Registrant's Post-Effective Amendment No. 6.

(p)(1) Code of Ethics for the Trust is incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 18.

(p)(2)       Code of Ethics for BHR is incorporated by reference to Exhibit
             (p)(2) of the Registrant's Pre-Effective Amendment No. 2 as filed on October 30, 2006 (Accession No. 0001135428-06-000485)
             ("Pre-Effective Amendment No. 2").

(p)(3) Code of Ethics for ClariVest is incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 18.

(p)(4)       Code of Ethics for Smith is incorporated by reference to Exhibit
             (p)(3) of the Registrant's Post-Effective Amendment No. 6.

(p)(5) Code of Ethics for Mount Lucas is incorporated by reference to Exhibit (p)(6) of Registrant's Post-Effective Amendment No. 14.

(p)(6)       Code of Ethics for Goodman is incorporated by reference to Exhibit
             (d)(3)(ii) of the Registrant's Post-Effective Amendment No. 22.

(p)(7)       Code of Ethics for JO Hambro to be filed by amendment.

(q)(1) Power of Attorney for Malcolm MacColl is incorporated by reference to Exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 18.

(q)(2) Powers of Attorney for Amy Duling, Gary Shugrue and James Patton are incorporated by reference to Exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 20.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

     Not applicable.

Item 25. INDEMNIFICATION.

     Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.

     Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers. In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The Trust's various agreements with its service providers provide for indemnification.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

(a)  BHR

     The only employment of a substantial nature of each of BHR's directors and officers is with BHR.

(b)  ClariVest

                                                   Other Business, Professional
      Name           Position with Adviser            Vocation or Employment
------------------   ---------------------   ----------------------------------------
Daniel Kang          Manager                 Principal of Lovell Minnick Partners LLC
                                             2141 Rosecrans Ave., Suite 5150
                                             El Segundo, CA 90245

Jennings J. Newcom   Manager                 Managing Director and General Counsel of
                                             Lovell Minnick Partners LLC
                                             2141 Rosecrans Ave., Suite 5150
                                             El Segundo, CA 90245

James E. Minnick     Manager                 Managing Director and General Counsel of
                                             Lovell Minnick Partners LLC
                                             150 N. Radnor Chester Road, F110
                                             Radnor, PA 19807

(c)  Smith

     The only employment of a substantial nature of each of Smith's directors and officers is with Smith.

(d)  Mount Lucas

     The only employment of a substantial nature of each of Mount Lucas' directors and officers is with Mount Lucas.

(e)  Goodman

     The only employment of a substantial nature of each of Goodman's directors and officers is with Goodman.

(f)  JO Hambro

     The only employment of a substantial nature of each of JO Hambro's directors and officers is with JO Hambro.

Item 27. PRINCIPAL UNDERWRITER.

(a) PFPC Distributors, Inc. ("the Underwriter") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of April 5, 2009, the Distributor acted as principal underwriter for the following investment companies:

               AFBA 5 Star Funds, Inc.
               Aston Funds
               Atlantic Whitehall Funds Trust
               BHR Institutional Funds
               CRM Mutual Fund Trust
               E.I.I. Realty Securities Trust
               Fairholme Funds, Inc.
               FundVantage Trust
               GuideStone Funds
               Highland Floating Rate Fund
               Highland Floating Rate Advantage Fund
               Highland Funds I
               HighMark Funds
               IndexIQ Trust
               Kalmar Pooled Investment Trust
               Matthews International Funds, dba Matthews Asian Funds Metropolitan West Funds
               New Alternatives Fund
               Old Westbury Funds
               The RBB Fund, Inc.
               Stratton Multi-Cap Fund
               Stratton Monthly Dividend REIT Shares, Inc.
               The Stratton Funds, Inc.
               The Torray Fund

(b) The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

     The following is a list of the directors and executive officers of the
     Underwriter:

                               BOARD OF DIRECTORS

         NAME              POSITION
------------------------   --------
Nicholas M. Marsini, Jr.   Director
Michael DeNofrio           Director
Steven Turowski            Director
T. Thomas Deck             Director
Dennis J. Westley          Director

                                    OFFICERS

        NAME                       POSITION
--------------------   -----------------------------------
T. Thomas Deck         President and Chief Executive
                       Officer
Bruno DiStefano        Vice President
Susan K. Moscaritolo   Vice President, Secretary and Clerk
Mark D. Pinocci        Vice President
Matthew O. Tierney     Treasurer and Financial Operations
                       Principal, Chief Financial Officer
Rita G. Adler          Chief Compliance Officer
Jodi L. Jamison        Chief Legal Officer
Maria C. Schaffer      Controller and Assistant Treasurer
John Munera            Anti-Money Laundering Officer
Ronald Berge           Assistant Vice President
Scott A. Thornton      Assistant Secretary and Assistant
                       Clerk
Dianna A. Stone        Assistant Secretary and Assistant
                       Clerk

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

(1) PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

(3) PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and Registrant's Agreement and Declaration of Trust, By-laws and minute books).

(4) PNC Global Investment Servicing (U.S.) Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as transfer agent and dividend disbursing agent).

(5) BHR Fund Advisors, L.P., 1160 Swedesford Road, Suite 140, Berwyn, Pennsylvania 19312 (records relating to its functions as investment adviser).

(6) ClariVest, 11452 El Camino Real, Suite 250, San Diego, California 92130 (records relating to its functions as sub-adviser for the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund).

(7) Smith, 100 Crescent Court, Suite 1150, Dallas, Texas 75201 (records relating to its functions as sub-adviser for the Smith Group Large Cap Core Growth Fund).

(8) Mount Lucas, 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 (records relating to its functions as sub-adviser for the Mount Lucas U.S. Focused Equity Fund).

(9) Goodman, 1 Adelaide Street East, Suite 2900, Toronto, Ontario M5C 2V9 (records relating to its functions as sub-advisor for the Dynamic Energy Fund, Dynamic Energy Income Trust Fund, Dynamic Global Growth Fund, Dynamic Growth Navigator Fund, Dynamic Infrastructure Fund, Dynamic Natural Resources Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic North American Value Fund, Dynamic U.S. Growth Fund and Dynamic U.S. Value Fund).

(10) JO Hambro, 14 Ryder Street, Ryder Court, Ground Floor, London, SW1Y 6QB, United Kingdom (records relating to its functions as sub-adviser for the JO Hambro International Select Fund).

Item 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Part A or Part B.

Item 30. UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 4th day of May, 2009.

                                        BHR INSTITUTIONAL FUNDS


                                        By: /s/ Peter Moran
                                            ---------------------------------
                                        Name: Peter Moran
                                        Title: President

     Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 4th day of May 2009.

Amy Duling                               Trustee
--------------------------------------
Amy Duling*


Gary Shugrue                             Trustee
--------------------------------------
Gary Shugrue*


James Patton                             Trustee
--------------------------------------
James Patton*


Malcolm MacColl                          Trustee
--------------------------------------
Malcolm MacColl*


/s/ Peter Moran                          President
--------------------------------------
Peter Moran


/s/ John Leven                           Treasurer (Principal Financial Officer)
--------------------------------------
John Leven


*By: /s/ Michael P. Malloy
     ---------------------
     Michael P. Malloy
     Attorney-In-Fact (pursuant to Power of Attorney)

                                  EXHIBIT INDEX

                        FORM N-1A REGISTRATION STATEMENT

EXHIBIT NO.                  DESCRIPTION
-----------   -------------------------------------
(j)(1)        Consent of Drinker Biddle & Reath LLP